Boston Partners Long/Short Equity Fund
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 92.8%	Shares	Value
Communication Services - 7.1%
Alphabet, Inc. - Class A (a)	10,269	$ 3,905,711
Cars.com, Inc. (b)	57,221	588,232
DoubleDown Interactive Co. Ltd. - ADR (a)(b)	75,138	879,115
EverQuote, Inc. - Class A (b)	18,994	365,444
Gravity Co. Ltd. - ADR (b)	11,105	714,385
Meta Platforms, Inc. - Class A	3,663	2,316,884
		8,769,771

Consumer Discretionary - 8.1%
Abercrombie & Fitch Co. - Class A (b)	10,115	781,080
Arcos Dorados Holdings, Inc. - Class A (a)(c)	241,916	2,104,669
Carriage Services, Inc. (a)	23,614	972,661
Cavco Industries, Inc. (b)(c)	1,994	1,069,821
El Pollo Loco Holdings, Inc. (b)	32,873	488,822
Frontdoor, Inc. (b)	22,331	1,386,085
JD.com, Inc. - Class A	80,186	1,155,944
Leon's Furniture Ltd.	28,267	514,225
Perdoceo Education Corp. (a)	14,101	456,590
Super Group SGHC Ltd. (a)	84,980	1,058,001
		9,987,898

Consumer Staples - 4.1%
Ambev SA - ADR (a)(c)	264,326	848,486
British American Tobacco PLC - ADR (a)(c)	36,238	2,239,146
Maplebear, Inc. (b)(c)	13,695	545,061
PriceSmart, Inc.	5,240	890,748
US Foods Holding Corp. (b)(c)	7,482	612,402
		5,135,843

Energy - 0.4%
Weatherford International PLC	4,959	513,951

Financials - 25.6% (d)
Acadian Asset Management, Inc.	23,834	1,723,437
American Integrity Insurance Group, Inc. (a)	33,215	543,397
Banco Bilbao Vizcaya Argentaria SA - ADR (a)	49,711	1,162,740
Bank of America Corp. (a)	22,989	1,186,232
BGC Group, Inc. - Class A (a)	219,085	2,289,438
Citigroup, Inc. (a)	10,958	1,379,612
Corpay, Inc. (b)(c)	2,098	759,056
Exzeo Group, Inc. (b)	31,229	432,522
Fairfax Financial Holdings Ltd.	1,146	1,786,597
Federal Agricultural Mortgage Corp. - Class C	4,423	786,365
FinVolution Group - ADR (a)	66,661	349,970
Global Payments, Inc. (c)	18,384	1,388,176
Hamilton Insurance Group Ltd. - Class B (a)	72,217	2,138,345
Heritage Insurance Holdings, Inc. (a)(b)	30,704	665,663
Intercontinental Exchange, Inc.	3,450	510,083
Intercorp Financial Services, Inc.	14,517	718,301
KB Financial Group, Inc. - ADR	14,592	1,480,213
Lincoln National Corp.	14,244	502,671
Marex Group PLC	36,345	1,924,104

NewtekOne, Inc. (a)	46,432	644,476
Northeast Bank	3,085	387,908
Oppenheimer Holdings, Inc. - Class A	13,170	1,207,294
OSB Group PLC	86,902	602,514
Popular, Inc. (c)	5,355	795,378
Remitly Global, Inc. (b)	33,829	677,257
Rithm Capital Corp. (a)	79,524	741,164
SiriusPoint Ltd. (b)	36,071	770,116
Stifel Financial Corp.	11,456	803,638
Up Fintech Holding Ltd. - ADR (b)(c)	108,049	555,372
Virtu Financial, Inc. - Class A	15,363	770,454
Visa, Inc. - Class A	2,987	974,837
Wells Fargo & Co. (a)	14,470	1,122,004
		31,779,334

Health Care - 7.9%
AstraZeneca PLC	5,035	934,848
Cencora, Inc.	4,143	1,115,959
Cigna Group (a)	3,463	960,636
GE HealthCare Technologies, Inc. (c)	10,408	648,835
Harmony Biosciences Holdings, Inc. (b)	13,838	437,142
Johnson & Johnson (a)	5,679	1,279,649
Medtronic PLC (a)	9,516	702,376
Novartis AG - ADR (c)	3,851	578,305
Quest Diagnostics, Inc.	3,839	748,221
Sandoz Group AG - ADR	6,375	536,265
Tenet Healthcare Corp. (b)	6,135	1,075,588
Veeva Systems, Inc., Class A - Class A (b)	4,406	768,142
		9,785,966

Industrials - 9.3%
Barrett Business Services, Inc. (a)	19,876	646,765
CACI International, Inc. - Class A (b)(c)	1,159	595,158
Copa Holdings SA - Class A (c)	4,820	688,730
Distribution Solutions Group, Inc. (b)	17,615	475,605
Euroseas Ltd.	11,179	712,102
Galliford Try Holdings PLC	382,633	2,675,699
Herc Holdings, Inc.	5,311	706,363
KBR, Inc.	17,415	608,654
Nextpower, Inc. - Class A (b)(c)	4,991	780,592
Public Policy Holding Co., Inc.	30,975	362,910
Quanta Services, Inc. (a)	1,605	1,142,327
Sterling Infrastructure, Inc. (a)(b)	1,996	1,718,237
Uber Technologies, Inc. (b)	6,288	442,675
		11,555,817

Information Technology - 21.9%
ACI Worldwide, Inc. (b)	13,618	594,698
Adeia, Inc. (a)	63,978	1,709,492
Broadcom, Inc.	5,637	2,518,442
CDW Corp.	7,505	941,502
Cognizant Technology Solutions Corp. - Class A (a)	12,055	672,127
Commvault Systems, Inc. (b)	8,834	1,049,038
Dell Technologies, Inc. - Class C	7,804	3,284,782
EPAM Systems, Inc. (b)(c)	4,396	450,414
HubSpot, Inc. (b)(c)	4,962	1,094,766
InterDigital, Inc. (c)	4,064	1,024,494
LiveRamp Holdings, Inc. (b)	17,202	646,107
Marvell Technology, Inc.	4,973	1,019,465

Microchip Technology, Inc.		3,787		358,440
Okta, Inc. (b)		13,840		1,706,057
Oracle Corp. (a)		3,215		725,883
Photronics, Inc. (a)(b)		11,152		360,767
QUALCOMM, Inc. (a)(c)		2,774		696,329
RingCentral, Inc. - Class A (a)(c)		23,290		1,008,690
Salesforce, Inc.		4,335		828,419
Samsung Electronics Co. Ltd.		12,148		2,548,573
Silicon Motion Technology Corp. - ADR		5,030		1,392,656
Telefonaktiebolaget LM Ericsson - ADR (a)(c)		91,506		1,195,068
Twilio, Inc. - Class A (b)		7,203		1,373,180
				27,199,389

Materials - 4.6%
Ferroglobe PLC (a)		137,737		596,401
Fortuna Mining Corp. (b)		75,155		756,059
Glencore PLC - ADR (a)		56,204		852,053
Methanex Corp.		19,876		1,174,672
Pan American Silver Corp.		22,688		1,292,989
Taseko Mines Ltd. (a)(b)		69,029		512,195
Ternium SA - ADR (a)		11,994		578,711
				5,763,080

Real Estate - 2.5%
Newmark Group, Inc. - Class A (a)		107,629		1,503,577
Park Hotels & Resorts, Inc. (a)(c)		56,789		688,851
Pebblebrook Hotel Trust (a)		57,893		882,868
				3,075,296

Utilities - 1.3%
NRG Energy, Inc.		6,231		835,452
Xcel Energy, Inc. (c)		9,098		723,291
				1,558,743
TOTAL COMMON STOCKS (Cost $78,340,753)				115,125,088

PURCHASED OPTIONS - 0.0% (b)(e)	Notional Amount	Contracts		Value
Put Options - 0.0% (e)
Catalyst Pharmaceuticals, Inc., Expiration: 06/18/2026; Exercise Price: $20.00 (f)(g)	2,114,271	677		1,693
TOTAL PURCHASED OPTIONS (Cost $83,290)				1,693

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 9.2%		Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.74% (h)		11,445,910		11,445,910
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $11,445,910)				11,445,910

MONEY MARKET FUNDS - 0.0% (e)		Shares		Value
BlackRock Liquidity Funds Treasury Trust Fund Portfolio - Institutional Class, 3.53% (a)(h)		1,176		1,176
Federated Hermes U.S. Treasury Cash Reserves - Institutional Class, 3.50% (a)(h)		1,175		1,175
Fidelity Treasury Portfolio - Class I, 3.51% (a)(h)		1,175		1,175
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Institutional Class, 3.51% (a)(h)		1,175		1,175
TOTAL MONEY MARKET FUNDS (Cost $4,701)				4,701

TOTAL INVESTMENTS - 102.0% (Cost $89,874,654)				126,577,392
Liabilities in Excess of Other Assets - (2.0)%			(0.01966)	(2,440,008)
TOTAL NET ASSETS - 100.0%				$ 124,137,384

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt LLC – Limited Liability Company PLC – Public Liability Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(a)	All or a portion of the security has been pledged as collateral for securities sold short. The fair value of assets committed as collateral as of May 31, 2026 was $30,346,651.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of May 31, 2026. The fair value of these securities was $11,309,712.
(d)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(e)	Represents less than 0.05% of net assets.
(f)	Exchange-traded.
(g)	100 shares per contract.
(h)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

Boston Partners Long/Short Equity Fund
Schedule of Securities Sold Short
May 31, 2026 (Unaudited)

COMMON STOCKS - (21.5)%	Shares	Value
Communication Services - (2.0)%
AST SpaceMobile, Inc.	(6,357)	$ (720,948)
Boston Omaha Corp. - Class A	(16,627)	(214,156)
CTC Communications Group, Inc. (a)	(98,900)	0
Newsmax, Inc.	(46,524)	(395,919)
Telesat Corp.	(20,625)	(1,118,081)
		(2,449,104)

Consumer Discretionary - (2.2)%
Acushnet Holdings Corp.	(5,054)	(448,694)
Cava Group, Inc.	(2,855)	(221,719)
Krispy Kreme, Inc.	(157,630)	(554,858)
Pop Mart International Group Ltd.	(8,400)	(185,137)
Qsound Labs, Inc. (a)	(4,440)	0
QuantumScape Corp.	(43,738)	(392,767)
Rivian Automotive, Inc. - Class A	(35,236)	(574,347)
Serve Robotics, Inc.	(19,613)	(183,382)
Shake Shack, Inc. - Class A	(2,916)	(187,528)
		(2,748,432)

Consumer Staples - (1.4)%
Amish Naturals, Inc. (a)	(25,959)	0
Costco Wholesale Corp.	(379)	(362,445)
Mama's Creations, Inc.	(46,622)	(643,384)
Marzetti Co.	(1,869)	(209,216)
Westrock Coffee Co.	(59,131)	(474,822)
		(1,689,867)

Energy - (1.2)%
Beard Co. (a)	(9,710)	0
Calumet, Inc.	(26,130)	(926,831)
Comstock Resources, Inc.	(21,984)	(293,047)
Lightbridge Corp.	(29,579)	(339,567)
		(1,559,445)

Financials - (0.9)% (b)
Bakkt, Inc.	(23,276)	(253,010)
Commonwealth Bank of Australia	(3,478)	(412,197)
Innventure, Inc.	(42,280)	(225,352)
StepStone Group, Inc. - Class A	(5,231)	(257,941)
		(1,148,500)

Health Care - (0.9)%
BodyTel Scientific, Inc. (a)	(4,840)	(1)
CareView Communications, Inc.	(165,489)	(9,102)
Establishment Labs Holdings, Inc.	(8,047)	(568,842)
GMR Solutions, Inc. - Class A	(4,017)	(50,213)
ImmunityBio, Inc.	(35,177)	(264,531)
Neogen Corp.	(30,555)	(274,078)
		(1,166,767)

Industrials - (5.3)%
Amprius Technologies, Inc.	(38,417)	(779,097)
Applied Energetics, Inc.	(68,299)	(92,204)
Construction Partners, Inc. - Class A	(2,336)	(272,074)
Corporate Resource Services, Inc. (a)	(218,896)	(22)
DynaMotive Energy Systems Corp. (a)	(72,185)	(7)
Ener1, Inc. (a)	(102,820)	(10)
Hertz Global Holdings, Inc.	(59,060)	(318,924)
NANO Nuclear Energy, Inc.	(13,020)	(376,017)
NuScale Power Corp.	(28,934)	(366,594)
Palladyne AI Corp.	(46,347)	(390,705)
Plug Power, Inc.	(139,312)	(550,282)
Redwire Corp.	(47,445)	(1,165,724)
Richtech Robotics, Inc. - Class B	(224,490)	(677,960)
Sky Harbour Group Corp.	(46,896)	(440,353)
Sunrun, Inc.	(26,928)	(450,236)
Valence Technology, Inc. (a)	(27,585)	(3)
Voyager Technologies, Inc. - Class A	(13,424)	(664,891)
		(6,545,103)

Information Technology - (6.1)%
Aehr Test Systems	(6,710)	(619,534)
Aeluma, Inc.	(14,877)	(321,046)
Aeva Technologies, Inc.	(16,845)	(474,692)
Amplitude, Inc. - Class A	(20,402)	(159,544)
ANTs software, Inc. (a)	(10,334)	(1)
Atomera, Inc.	(80,224)	(800,636)
BigBear.ai Holdings, Inc.	(85,502)	(430,930)
C3.ai, Inc. - Class A	(24,112)	(259,686)
Consygen, Inc. (a)	(200)	0
Entegris, Inc.	(4,161)	(577,505)
Evolv Technologies Holdings, Inc.	(79,521)	(512,910)
Interliant, Inc. (a)	(600)	0
Kopin Corp.	(97,031)	(554,047)
Lightwave Logic, Inc.	(97,918)	(1,063,389)

Nestor, Inc. (a)	(15,200)	(2)
NextNav, Inc.	(35,529)	(732,608)
Palantir Technologies, Inc. - Class A	(1,617)	(253,125)
PAR Technology Corp.	(18,879)	(291,492)
SoundHound AI, Inc. - Class A	(39,171)	(352,539)
Tiger Telematics, Inc. (a)	(6,510)	0
Tucows, Inc. - Class A	(8,124)	(123,160)
Uni-Pixel, Inc. (a)	(19,665)	(2)
Worldgate Communications, Inc. (a)	(582,655)	(58)
XRiver Corp. (a)	(34,156)	0
		(7,526,906)

Materials - (1.3)%
PureCycle Technologies, Inc.	(51,666)	(640,141)
TMC the metals co, Inc.	(157,996)	(955,876)
		(1,596,017)

Utilities - (0.2)%
Oklo, Inc.	(3,194)	(213,615)
TOTAL COMMON STOCKS (Proceeds $24,769,500)		(26,643,756)

TOTAL SECURITIES SOLD SHORT - (21.5)% (Proceeds $24,769,500)		$ (26,643,756)

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $(106) or 0.0% of net assets as of May 31, 2026.

(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

Boston Partners Long/Short Equity Fund
Schedule of Total Return Swap Contracts
May 31, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Value/ Unrealized Appreciation (Depreciation)
Emaar Properties PJSC	Morgan Stanley	Receive	EFFR + 0.40%	Termination	03/21/2029		$ 826,441	$ 60,539
Net Unrealized Appreciation (Depreciation)						0	0	60,539

There are no upfront payments or receipts associated with total return swaps in the Fund as of May 31, 2026.

EFFR - Effective Federal Funds Rate was 3.62% as of May 31, 2026.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

Boston Partners Long/Short Equity Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$ 108,142,358	$ 6,982,730	$ –	$ 115,125,088
Purchased Options	–	1,693	–	1,693
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	11,445,910
Money Market Funds	4,701	–	–	4,701
Total Investments	$ 108,147,059	$ 6,984,423	$ –	$ 126,577,392

Other Financial Instruments:
Total Return Swaps *	$ –	$ 60,539	$ –	$ 60,539
Total Other Financial Instruments	$ –	$ 60,539	$ –	$ 60,539

Liabilities:
Investments:
Common Stocks	$ (26,046,316)	$ (597,334)	$ (106)	$ (26,643,756)
Total Investments	$ (26,046,316)	$ (597,334)	$ (106)	$ (26,643,756)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of May 31, 2026.

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.